Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 74,454	$ 68,917
Capitalized 174 R&D costs	22,532	11,097
Intangible assets	47	52
Deferred revenue	0	566
Accrued expense	579	668
Stock-based compensation	4,246	3,293
Other	88	190
Total deferred tax assets	125,491	108,328
Deferred tax liabilities
Depreciable assets	0	(676)
Total deferred tax liabilities	0	(676)
Less: Valuation allowance	(125,491)	(107,652)
Deferred tax assets, net	0	0
Federal tax credits
Deferred tax assets
Tax credits	21,914	21,914
State tax credits
Deferred tax assets
Tax credits	$ 1,631	$ 1,631